Contents of Significant Accounts - Summary of Interest Expense Capitalized (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Interest Expense Capitalized [Line Items]
Interest expense capitalized	$ 9,355	$ 1,661
Bottom of range [member]
Disclosure Of Detailed Information About Interest Expense Capitalized [Line Items]
Interest rates applied	1.48%	1.44%
Top of range [member]
Disclosure Of Detailed Information About Interest Expense Capitalized [Line Items]
Interest rates applied	1.65%	1.61%